Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries
Schedule of list of particulars of subsidiaries

		Particulars of
		issued and
	Place of	paid up	Group’s	Held
	incorporation	capital/registered	effective	by a
Name of company	and business	capital	interest	subsidiary	Principal activity
Prenetics Pte. Ltd.	Singapore	SGD10	100%	100%	Provision of services to Group companies
Prenetics EMEA Limited	United Kingdom	GBP76,765.81	100%	100%	Genetic and diagnostic health testing
Prenetics Innovation Labs Private Limited	India	INR500,000	100%	100%	Provision of services to Group companies
Oxsed Limited (note 32)	United Kingdom	GBP1	100%	100%	Genetic and diagnostic health testing and R&D services